Fees Summary	Nov. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,892,500
Previously Paid Amount	0.00
Total Fee Amount	399.45
Total Offset Amount	0.00
Net Fee	399.45
Narrative - Max Aggregate Offering Price	$ 2,892,500
Final Prospectus	true